Note 12 - Income Taxes - Deferred Tax Assets and Liabilities (Details) - JPY (¥) ¥ in Thousands		Mar. 31, 2018	Mar. 31, 2017
Unrealized gains on available-for-sale securities		¥ 2,370,327	¥ 1,222,283
Capital leases		181,494	158,928
Accrued expenses		902,787	877,107
Retirement and pension cost		1,168,895	1,107,885
Allowance for doubtful accounts		69,004	68,530
Depreciation		458,099	299,956
Net loss on other investments		162,991	172,942
Net operating loss carryforwards		459,402	636,012
Transactions in transit*	[1]
Transactions in transit*	[1]	60,451	98,308
Impairment loss on telephone rights		68,632	68,405
Accrued enterprise tax		189,460	139,050
Asset retirement obligation		218,675	201,441
Deferred revenue		302,654	363,765
Tax deduction of goodwill		760,281	805,738
Investments in equity method investees		420,121	324,528
Investments in funds		95,336	89,732
Asset retirement cost		149,833	148,261
Other deferred tax assets		400,543	336,429
Other deferred tax liabilities		147,477	93,374
Total deferred tax assets, gross		4,677,972	4,520,182
Total deferred tax liabilties, gross		4,749,841	3,654,419
Valuation allowance		(433,110)	(559,567)
Total deferred tax assets		4,244,862	3,960,615
Total deferred tax liabilities		4,749,841	3,654,419
Customer Relationships [Member]
Customer relationships
Intangible assets		841,351	957,202
Trademarks [Member]
Intangible assets			¥ 4,725

[1]	This item arises from transactions between IIJ and foreign subsidiaries, which were recorded in the different periods as a result of the difference in each company's fiscal year-end.